Financial Instruments - Fair Value Hierarchy Level for Company's Liabilities Measured (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset (Liability) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap	$ (40)	$ (68)	$ (156)
Forward foreign exchange contracts	338	(29)	(4,269)
Total	298	(97)	(4,425)
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap
Forward foreign exchange contracts
Total
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap	(40)	(68)	(156)
Forward foreign exchange contracts	338	(29)	(4,269)
Total	298	(97)	(4,425)
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap
Forward foreign exchange contracts
Total